Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
Note 5. Fair Value of Financial Instruments

The estimated fair value amounts have been determined by the Company using the methods and assumptions described below. However, considerable judgment is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Cash and Cash Equivalents

Cash and cash equivalents are, by definition, short-term. Thus, the carrying amount is a reasonable estimate of fair value.

Accounts Receivable

The fair value of accounts receivable approximates their carrying value due to their short-term nature.

Note Payable – Promissory Note

The fair value of the Promissory Note approximates its carrying value of $10.0 million due to the recency of the note’s issuance, related to the year ended December 31, 2020.

Note Payable – Unsecured Loan

The fair value of the Unsecured Note approximates its carrying value of $7.5 million due to the recency of the note’s issuance, related to the year ended December 31, 2020.

Note Payable – IVG

The fair value of the IVG Note approximated its carrying value of $4.2 million due to the recency of the note’s issuance, relative to the year ended December 31, 2019.

Long-Term Debt

The Company’s 2018 Credit Facility bears interest at variable rates that fluctuate with market rates. The carrying values of the long-term debt instruments approximate their respective fair values. As of December 31, 2020, the fair value of the 2018 First Lien Term Loan approximated $130.0 million. As of December 31, 2019, the fair value of the 2018 First Lien Term Loan approximated $146.0 million.

The Convertible Senior Notes bear interest at a rate of 2.50% per year. As of December 31, 2020, the fair value approximated $155.3 million, with a carrying value of $172.5 million. As of December 31, 2019, the fair value approximated $140.1 million, with a carrying value of $172.5 million.

See Note 13, “Notes Payable and Long-Term Debt”, for further information regarding the Company’s long-term debt.

Foreign Exchange

At December 31, 2020, the Company had forward contracts for the purchase of €18.0 million and sale of €19.6 million. At December 31, 2019, the Company had no forward contracts. The fair value of the foreign exchange contracts are based upon quoted market prices for similar instruments, thus leading to a level 2 distinction within the fair value hierarchy, and resulted in an asset of $0.4 million and a liability of $0.0 million as of December 31, 2020. As there were no open contracts as of December 31, 2019, there is no resulting balance sheet position related to the fair value.

Interest Rate Swaps

The Company had swap contracts for a total notional amount of $70 million at December 31, 2020 and 2019. The fair values of the swap contracts are based upon quoted market prices for similar instruments, thus leading to a level 2 distinction within the fair value hierarchy, and resulted in a liability of $3.7 million and $2.5 million, respectively, as of December 31, 2020 and 2019.